Convertible Notes Payable - Summary of Convertible Notes Outstanding (Detail)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Net convertible note payable	$ 2,163,717
Less current portion	(1,638,717)
Convertible notes payable, long term	525,000
Net convertible note payable	2,163,717
Senior Secured Convertible Note
Debt Instrument [Line Items]
Convertible notes payable, principal	22,100,000
Debt discounts	$ (19,936,283)